Stock purchase warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Text Block [Abstract]
Stock purchase warrants

8. Stock purchase warrants

Preferred stock warrants

During 2013, in connection with a loan agreement, the Company issued a warrant to the lender to purchase up to 16,550 shares of Series A-1 preferred stock at a price per share of $1.8132. The term of the warrant extended until 10 years from the grant date and the warrant was exercisable at any time during that 10-year period. This warrant was outstanding at December 31, 2015 and had a weighted average remaining life of 6.8 years and a fair value of $58,000. The warrant was automatically converted to a common stock warrant and was net exercised on June 6, 2016, resulting in the issuance of 3,236 shares of common stock.

In April 2015, in connection with another loan agreement, the Company issued a warrant to the lenders to purchase up to 57,143 shares of Series B preferred stock at a price per share of $3.50. The term of the warrant extends until 10 years from the grant date and the warrant is exercisable at any time during that 10-year period. The warrant was automatically converted into a warrant to purchase 25,974 shares of common stock at an exercise price of $7.70 upon the closing of the IPO. This warrant was outstanding at September 30, 2016 and December 31, 2015 and had a weighted average remaining life of 8.5 and 9.25 years, respectively. The fair value of the warrant was $0.3 million and $0.2 million at September 30, 2016 and December 31, 2015, respectively.

Common stock warrants

During 2014, in connection with the sale of convertible promissory notes in connection with a preferred stock financing, the Company issued warrants to the lenders to purchase up to an aggregate of 112,802 shares of common stock at a price per share of $0.02. These warrants were outstanding at December 31, 2015 and had a remaining life of 8.2 years. These warrants, which would have otherwise expired upon the closing of the IPO, were automatically net exercised for an aggregate of 112,441 shares of common stock upon the closing of the IPO.

In September 2016, in connection with the amended and restated loan and security agreement, the Company issued warrants to the lenders to purchase up to 29,796 shares of common stock at a price per share of $10.74. The warrants expire in September 2026, or earlier upon the occurrence of specified mergers or acquisitions of the Company, and are immediately exercisable. The warrants were recorded in equity and have a weighted average remaining life of 10 years and a fair value of $0.3 million at September 30, 2016.

10. Stock purchase warrants

During 2013, in connection with the loan agreement (Note 5), the Company issued a warrant to the lender to purchase up to 16,550 shares of Series A-1 preferred stock at a price per share of $1.8132. The term of the warrant extends until 10 years from the grant date and the warrant is exercisable at any time during that 10-year period. This warrant was outstanding at December 31, 2014 and 2015 and had a weighted average remaining life of 8.1 and 7.1 years, respectively.

The Company estimated the fair value of the warrants at issuance using the Black-Scholes option-pricing model utilizing the fair value of the underlying preferred stock. The estimates in the Black-Scholes option pricing model are based, in part, on assumptions, including but not limited to the volatility of comparable public companies, the expected life of the warrants, the risk-free interest rate and the fair value of the equity underlying the warrants.

Key assumptions utilized in the fair value calculation for the warrants appear in the table below:

	December 31,
	2014	2015
Expected term (years)	5.00	5.00
Volatility	109.60%	113.50%
Risk-free interest rate	2.10%	2.13%
Dividend yield	0.00%	0.00%

The fair value of the Series A-1 warrant was $42,000 and $58,000 at December 31, 2014 and 2015, respectively.

During 2014, in connection with the issuance of the Bridge Notes (Note 6), the Company issued warrants to the lenders to purchase up to 112,802 shares of common stock at a price per share of $0.02. These warrants were outstanding at December 31, 2014 and December 31, 2015 and had a remaining life of 9.2 and 8.2 years, respectively. If unexercised, these warrants will expire upon the closing of an initial public offering.

In connection with its Series B convertible preferred stock financing in August 2014, the Company issued warrants to purchase an aggregate of 780,400 shares of common stock at an exercise price of $0.02 per share. These warrants were exercised on May 20, 2015.

At the date of issuance, the total value of the common stock warrants issued in connection with the Series B financing was estimated to be $1.2 million. In order to determine the fair value of these common warrants, the Company used a hybrid of an option pricing model and a probability-weighted expected return method (“PWERM”). The estimates in the option pricing model were based, in part, on assumptions, including but not limited to the volatility of comparable public companies, the expected life of the warrants, the risk-free interest rate and the fair value of the equity underlying the warrants. Significant inputs for the PWERM included an estimate of the Company’s equity value and an estimated probability and timing for each valuation scenario. The Company attributed a 60% weighting to option pricing model, a 24% weighting to an early 2015 IPO scenario within the PWERM and a 16% weighting to a late 2015 IPO scenario within the PWERM.

In April 2015, in connection with the loan agreement, the Company issued a warrant to the lenders to purchase up to 57,143 shares of Series B preferred stock at a price per share of $3.50. The term of the warrant extends until 10 years from the grant date and the warrant is exercisable at any time during that 10-year period. This warrant was outstanding at December 31, 2015 and had a weighted average remaining life of 9.25 years.

The Company estimated the fair value of the Series B preferred warrants under three scenarios, the option price modeling, for which the Company took the value from the model discounted for the lack of marketability, and two IPO scenarios, early and late. Under the IPO scenarios, the Company calculated the value of the warrant based on a call option of the common share at IPO (assuming the Series B preferred stock would convert to common stock) given the time to exit and the term of the warrants stipulated in the contract. The Company then applied a discount for lack of marketability.

The Company also ran the valuation for the Series B preferred warrants at the issue date of April 15, 2015 based on the model, financials, and capitalization table as of March 31, 2015, assuming there had been no material changes to the business over the 15-day period since the March 31, 2015 valuation. The Company utilized the same methodology to calculate the value of the warrants as of December 31, 2015. The fair value of the Series B preferred warrant was $200,000 at December 31, 2015.